CONVERTIBLE NOTES PAYABLE (Details) (USD $)	0 Months Ended	1 Months Ended					3 Months Ended	12 Months Ended		69 Months Ended		1 Months Ended	12 Months Ended
	Mar. 06, 2013	Apr. 30, 2013	Oct. 31, 2012	May 22, 2012	May 31, 2012	Jan. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Feb. 07, 2012	Oct. 29, 2012 Dawson James Securities Inc [Member]	Mar. 31, 2013 Debentures [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Mar. 31, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Mar. 31, 2013 Convertible Debt [Member]	Feb. 07, 2012 Minimum [Member]	Mar. 31, 2013 Minimum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Maximum [Member]	Mar. 31, 2013 Maximum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Per Tranche [Member]
Stock and convertible debentures sold for cash											$ 1,250,000
Common stock share amount											625,000
Convertible debenture amount											625,000											250,000
Debenture pursuant to Subscription Agreement											693,774
Debenture conversion price																		$ 0.65		$ 1.25
Proceeds from Convertible Debt				425,000	425,000	250,000			200,000
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Interest Payable															10,750	521,500
Receivable Common Shares								693,773		693,773
Debt Instrument, Unamortized Discount								113,341	172,456	113,341				261,249
Interest Expense, Debt								59,135						238,751
Long-term Debt, Gross								625,000		625,000							250,000
Debt Instrument, Convertible, Effective Interest Rate				6.00%
Debt Instrument, Convertible, Conversion Price									$ 0.50						$ 0.50				$ 0.65		$ 1.25
Fair value of beneficial conversion feature of convertible notes								0	177,404	177,404
Proceeds From Issuance Of Common Stock			500,000	425,000	425,000			425,000	200,000	650,000
Debt Instrument Maturity Term								3 years
Conversion of accrued interest to common stock								107,004	0	107,004					18,750	20,816
Valuation Discount								500,000
Financing cost								78,458	0	78,458
Loan Costs Total								578,458
Loan Placement Fees								55,000
Derivative, Fair Value, Net														523,458
Warrants To Purchase Of Common Stock			1,000,000
Free Standing Derivative Value								500,000		500,000
Proceeds from Issuance or Sale of Equity								445,000
Conversion Shares Issuable To Purchaser Percentage														100.00%
Warrants Exercise Price	$ 0.50						$ 0.625							$ 0.7
Debt Instrument, Description													the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company's common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the "Reset Conversion Price"). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $330,000 outstanding principal on these debentures were converted into common stock as of March 31, 2013, the holders thereof would receive 733,333 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company's common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price.
Terms Of Placement Agent Agreement												Dawson James Securities, Inc. (Dawson) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses.
Conversion of Stock, Type of Stock Converted								debentures
Conversion of Stock, Amount Converted		22,500						170,000
Conversion of Stock, Shares Issued		50,000						377,778		733,333
Debenture Outstanding Amount								$ 330,000